SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No. _____                        [ ]
     Post-Effective Amendment No.  12    File No. 33-15074    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                   [X]
     Amendment No.  14                   File No. 811-5218    [X]

SHADOW STOCK FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri  64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)471-5200

Larry D. Armel, President, SHADOW STOCK FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri  64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering October 31, 1995

It is proposed that this filing become effective:

  X   October 31, 1995, pursuant to paragraph (b) of rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996, by August 30, 1996

Please address inquiries      and carbon copy of all
and communications to:        communications to:
  John G. Dyer, Esq.            Mark H. Plafker, Esq.
  Shadow Stock Fund, Inc.       Stradley, Ronon, Stevens & Young
  2440 Pershing Road, G-15      2600 One Commerce Square
  Kansas City, MO  64108          Philadelphia, PA  19103-7098
  Telephone: (816) 471-5200     Telephone: (215) 564-8024

		     SHADOW STOCK FUND, INC.

		      CROSS REFERENCE SHEET

Form N-1A Item Number                      Location in Prospectus

Item 1.  Cover Page . . . . . . . . . . . . Cover Page

Item 2.  Synopsis . . . . . . . . . . . . . Not Applicable

Item 3.  Condensed Financial Information. . Per Share Capital and
					     Income Changes

Item 4.  General Description of Registrant. Investment Objective
					     and Portfolio
					     Management Policy

Item 5.  Management of the Fund . . . . . . Officers & Directors;
					     Management and
					     Investment Counsel

Item 6.  Capital Stock and Other Securities.How to Purchase
					     Shares; How to
					     Redeem Shares; How
					     Share Price is
					     Determined; General
					     Information and
					     History; Dividends,
					     Distributions and
					     their Taxation

Item 7.  Purchase of Securities . . . . . . Cover Page; How to
	       being Offered                 Purchase Shares;
					     Shareholder Services

Item 8.  Redemption or Repurchase . . . . . How to Redeem Shares

Item 9.  Pending Legal Proceedings. . . . . Not Applicable

		     SHADOW STOCK FUND, INC.

		CROSS REFERENCE SHEET (Continued)

					Location in Statement
					of Additional
Form N-1A Item Number                   Information__________

Item 10.  Cover Page  . . . . . . . . . Cover Page

Item 11.  Table of Contents . . . . . . Cover Page

Item 12.  General Information and
	  History . . . . . . . . . . . Investment Objectives
					and Policies; Management
					and Investment Counsel

Item 13.  Investment Objectives and
	  Policies  . . . . . . . . . . Investment Objectives and
					Policies; Investment
					Restrictions

Item 14.  Management of the Fund  . . . Management and Investment
					Counsel

Item 15.  Control Persons and Principal
	  Holders of Securities . . . . Management and Investment
					Counsel; Officers and
					Directors

Item 16.  Investment Advisory and
	  other Services  . . . . . . . Management of the Fund

Item 17.  Brokerage Allocation  . . . . Portfolio Transactions

Item 18.  Capital Stock and Other
	  Securities  . . . . . . . . . General Information;
					Financial Statements

Item 19.  Purchase, Redemption and  . . How Share Purchases are
	  Pricing of Securities Being   Handled; Redemption of
					Shares; Financial
					Statements

Item 20.  Tax Status  . . . . . . . . . Dividends, Distributions
					and their Taxation

Item 21.  Underwriters  . . . . . . . . How the Fund's Shares are
					Distributed

		     SHADOW STOCK FUND, INC.

		CROSS REFERENCE SHEET (Continued)

Item 22.  Calculation of Yield
	  Quotations of Money Market
	  Fund . . . . . . . . . . . .  Performance Measures

Item 23.  Financial Statement . . . . . Financial Statements

PROSPECTUS


October 31, 1995


SHADOW STOCK
FUND, INC.

Managed and Distributed By:
JONES & BABSON, INC.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108
Toll-Free 1-800-4-BABSON
(1-800-422-2766)
In the Kansas City area 471-5200

Investment Counsel:
DAVID L. BABSON & CO. INC.
Cambridge, Massachusetts

INVESTMENT OBJECTIVE

A no-load diversified mutual fund that seeks long-term growth of capital by investing in small company stocks called "Shadow
Stocks." These are stocks that combine the characteristics of "small stocks" (as ranked by market capitalization in addition to other factors) and "neglected stocks" (generally those least held by institutions and least covered by analysts). (See "Investment Objective and Portfolio Management Policy" on page 4 of the prospectus.) The Fund is intended to be an investment vehicle for that portion of an investor's portfolio that can be exposed to above-average risk in anticipation of greater rewards. There is no guarantee that the Fund's objective will be achieved. (For a discussion of risk factors see page 5 of this prospectus.)

PURCHASE INFORMATION

Minimum Investment
Initial Purchase        $       2,500
Initial IRA and Uniform Transfers (Gifts)
to Minors Purchases     $       250
Subsequent Purchase:
By Mail $       100
By Telephone or Wire    $       1,000
All Automatic Purchases $       100

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone numbers indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest.
A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
Fund Expenses           2
Financial Highlights            3
Investment Objective and
Portfolio Management Policy             4
Repurchase Agreements           5
Risk Factors            5
Investment Restrictions         6
Performance Measures            6
How to Purchase Shares          7
Initial Investments             7
Investments Subsequent to Initial Investment            8
Telephone Investment Service            8
Automatic Monthly Investment Plan               8
How to Redeem Shares            9
Systematic Redemption Plan              10
How to Exchange Shares Between
Babson Funds            10
How Share Price is Determined           11
Officers and Directors          12
Management and Investment Counsel               12
General Information and History         13
Dividends, Distributions and Their Taxation             13
Shareholder Services            14
Shareholder Inquiries           15

SHADOW STOCK FUND, INC.

FUND EXPENSES


	Shareholder Transaction Expenses
		Maximum sales load imposed on purchases         None
		Maximum sales load imposed on reinvested dividends
	None
		Deferred sales load             None
		Redemption fee          None
		Exchange fee            None
	Annual Fund Operation Expenses
	(as a percentage of average net assets)
		Management fees                 1.00%
		12b-1 fees              None
		Other expenses          .13%
		Total Fund operating expenses           1.13%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

	1 Year  3 Year  5 Year  10 Year
	$12     $36     $62     $137

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The expenses set forth above are for the fiscal year ended June 30, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

The following financial highlights for the seven fiscal years ended June 30, 1995 and the period from inception (August 28, 1987) to June 30, 1988, have been derived from audited financial statements of Shadow Stock Fund, Inc. Such information should be read in conjunction with the financial statements of the Fund and the report of Arthur Andersen LLP, independent public accountants, appearing in the June 30, 1995 annual report to shareholders which is incorporated by reference in this prospectus. The information for the periods ended June 30, 1990 and prior is not covered by the report of Arthur Andersen LLP.

			 1995  1994   1993   1992   1991   1990   1989   1988
Net asset value,
beginning of year      $ 9.67 $11.66 $10.32 $ 8.96 $ 9.01 $ 9.34 $ 8.69 $10.00
Income from investment
operations:
Net investment income    0.10   0.06   0.12   0.09   0.10   0.14   0.12   0.10
Net gains or losses
on securities
(both realized and
unrealized)              1.42   0.46   1.87   1.36  (0.05) (0.29)  0.99  (1.33)
Total from Investment
Operations               1.52   0.52   1.99   1.45   0.05  (0.15)  1.11  (1.23)

Less distributions:
Dividends from net
investment income       (0.10) (0.06) (0.11) (0.09) (0.10) (0.14) (0.13) (0.08)
Distributions from
capital gains           (0.54) (0.45) (0.54)   --    --    (0.04) (0.33)  --
Total Distributions     (0.64) (2.51) (0.65) (0.09) (0.10) (0.18) (0.46) (0.08)

Net asset value,
end of year            $10.55 $ 9.67 $11.66 $10.32 $ 8.96 $ 9.01 $ 9.34 $ 8.69
Total Return              16%     4%    19%    16%     1%   (2)%    13%  (13)%


Ratios/Supplemental
Data
Net assets, end of
year (in millions)     $   39 $   31 $   33 $   26 $   22 $   25 $   26 $   16
Ratio of expenses to
average net assets      1.13%  1.28%  1.25%  1.26%  1.31%  1.29%  1.33%  1.51%
Ratio of net
investment income to
average net assets      1.01%  0.50%  1.05%  0.87%  1.20%  1.49%  1.39%  1.57%
Portfolio
turnover rate             19%    43%    15%    23%     0%    16%    15%     7%


*Ratios for this initial period of operations are annualized.


INVESTMENT OBJECTIVE AND
PORTFOLIO MANAGEMENT POLICY

Shadow Stock Fund is a no-load diversified mutual fund that seeks long-term growth of capital income by investing in small company stocks called "Shadow Stocks." These are stocks that combine the characteristics of "small stocks" (as ranked by market capitalization in addition to other factors) and "neglected stocks" (generally those least held by institutions and least covered by analysts). In the opinion of the Manager and Investment Counsel, historical research demonstrates that in the past such stocks have outperformed the shares of the larger, better known companies. However, there is no guarantee that this pattern will continue in the future. The Fund's investment objective and policy as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.
"Small stocks" were originally defined in the earliest research on the topic by Rolf Banz as those in the bottom quintile of stocks listed on the New York Stock Exchange when ranked by market capitalization (number of shares outstanding times price per share). At present this would be a market capitalization of below $110 million, but this level changes as market prices rise and fall. Currently this concept is also applied to AMEX and OTC stocks. Research done on "small stocks" almost invariably addressed itself not only to capitalization, but to profitable companies that have been in existence long enough to qualify for listing on the NYSE. The Fund defines "small stocks" to include stocks listed on the NYSE and AMEX and OTC traded stocks that have market capitalization of between $20 million and $110 million and have annual net profits of at least $1 million for the three most recent fiscal years.

"Neglected stocks" are those that have below average institutional holdings and below average coverage by analysts and newsletters.
The term "neglected" has not had a consistent definition, but the Fund's Manager and Investment Counsel define it as meaning the fifty percent of small stocks (as described in the preceding paragraph) which have the least coverage by institutions and analysts. The Fund's Manager and Investment Counsel will use their judgment in determining the methods of measuring analyst and institutional interest. It is estimated that Shadow Stock Fund's portfolio will contain about 400 stocks and thus will be very diversified.

Of the Shadow Stocks available for inclusion in the Fund's portfolio, the Fund will eliminate stocks from consideration, or sell all or part of those Shadow Stocks it owns, if in the judgment of the Manager and Investment Counsel the financial condition of the company is in jeopardy, if liquidity is insufficient, or if total acquisition costs become unreasonably high. Because it is believed that acquisition costs for extremely low-priced stocks are frequently unreasonably high, stocks will not be placed on the buy list if their prices are below $5.

It is the intention of the Fund to maintain ownership of the Shadow Stocks approximately in proportion to their respective market capitalizations, but this general approach may be departed from for the following reasons. First, acquisition of the shares of smaller companies is sometimes difficult without disrupting the supply/demand relationship and thereby increasing transaction costs. For this reason, shares of companies on the buy list may be purchased when opportunities for block trades present themselves even if purchase of such a company's stock would not otherwise be the highest priority on a market capitalization basis. Conversely, high priority shares might be avoided if they cannot be acquired at the time without disrupting the market. Second, the Fund will attempt to purchase shares in optimal lot sizes which precludes fine tuning of the weighting. Third, the Fund's Manager and Investment Counsel will take a long-term view and do not feel it prudent to constantly purchase and sell stocks for short-term balancing. Guideline relative weights will be reviewed in detail twice a year.

Shares of stock will be considered for elimination from the portfolio on the following bases: (1) on the basis of the $5 minimum price criterion (a stock will not be sold for this reason alone, but additional shares will not be purchased below $4 per share which may result in a disproportionate representation in terms of ideal weighting); (2) on the basis of profitability (a company's stock will be sold as soon as the Fund's Manager and Investment Counsel feel it is highly likely that there will be negative earnings in the current fiscal year); (3) on the basis of tenders or potential mergers (the Fund's Manager and Investment Counsel will use their judgment as to the best time to sell or tender); (4) on the basis of neglect (shares will be sold when the company has been beyond the Manager's and Investment
Counsel's criteria for a neglected stock for three successive semiannual evaluation periods); or (5) on the basis of capitalization a stock will be sold if, at a semiannual evaluation, either the market capitalization is twice the current acceptable maximum or one-half the current minimum.
In the case of portfolio companies whose capitalization has gone beyond the current maximum or minimum, the Fund's Investment Counsel may keep the portfolio weighting at the level appropriate for the current maximum or minimum. If funds beyond current liquid assets are necessary to meet redemptions, stocks not meeting current initial criteria will be liquidated first.
Because of the long-term approach taken, it is expected that in the absence of unusual circumstances, the annual turnover ratio of the Fund will be less than 20%.

While the objectives of the Fund would favor a fully invested position in Shadow Stocks, the practicality of Fund management requires liquidity. An average of about 5% of the Fund's assets may be invested in cash or cash equivalents including: securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (such as U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. government agencies or instrumentalities which are backed by the full faith and credit of the U.S. Treasury or which are supported by the right of the issuer to borrow from the U.S. government), repurchase agreements, certificates of deposit, time deposits, commercial paper and other high quality short-term debt securities.

If in the judgment of the Manager and Investment Counsel extremely abnormal conditions persist in the markets for Shadow Stocks, management retains the authority to adopt a temporary defensive posture by investing the Fund's assets in debt securities, such as money market obligations, including securities of the U.S. government and its agencies, high-quality commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for U.S. government securities. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase
Agreements."


For the three years ended June 30, 1995 the total dollar amount of brokerage commissions paid by the Fund and the annual portfolio turnover rates were as follows:

	Portfolio
	Fiscal  Brokerage       Turnover
	Year    Commissions     Rate
	1993    $30,426 15%
	1994    $75,235 43%*
	1995    $32,370 19%
	 *Unusally high due to portfolio restructuring.


REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.

The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the total assets of the Fund.

RISK FACTORS

While the investment approach of the Fund is well diversified, it is an aggressive growth fund and presents market risk. Investments in small and neglected stocks tend to be speculative. The Fund's Manager and Investment Counsel feel the risk is more than offset by the opportunity for long-term rewards, but the Fund has above-average risk particularly for short-term and is recommended only for long-term investors. In addition to normal market risk, the lower liquidity of Shadow Stocks would impose additional risks in the event of a weak stock market and substantial Fund liquidations. The frequency and volume of trading in Shadow
Stocks is significantly less than is typical of larger companies, making Shadow Stocks subject to wider price fluctuations. Small companies of ten have limited product lines, markets, or financial resources, and they may be dependent upon one-person management.

Risk Factors Applicable to
Repurchase Agreements

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth under the caption "Investment Objective and Portfolio Management Policy," the Fund is subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments; and provided further that any borrowings shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions is set forth in the "Statement of Additional Information."

PERFORMANCE MEASURES

From time to time, the Fund may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance is included in the Fund's
Annual Report to Shareholders which is available from the Fund upon request at no charge.

Total Return

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard &
Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Russell 2000 Index, a small company stock index, or the Consumer Price Index. The Fund may compare its performance to the Shearson/Lehman
Government/Corporate Index, an unmanaged index of government and corporate bonds. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week,
Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stangers's, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load
Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., Three Crown
Center, 2440 Pershing Road, Suite G-15, Kansas City, MO 64108.

For information call toll free
1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund.
The Fund may accept investments in kind of stocks on the Fund's buy list for purchase of the Fund's shares. Acceptance of such stocks will be at the discretion of the Manager and Investment Counsel based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire stock at no more than the net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the Securities Act of 1933. Fund shares purchased in exchange for stocks are issued at net asset value.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($2,500 minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act in which case the minimum initial purchase is $250) payable to UMB Bank, n.a. Mail your application and check to:

Shadow Stock Fund, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Initial investments - By wire. You may purchase shares of the Fund by wiring funds ($2,500 minimum) through the Federal
Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200 and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695
For Shadow Stock Fund, Inc./AC=987032-6221
OBI=(assigned Fund number and name
in which registered.)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT
TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.
Checks should be mailed to the Fund at its address, but make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Babson Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES

The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")
A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with the Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of the Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

	(1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

	(2) any outstanding stock certificates representing shares to be redeemed;

	(3)     signature guarantees as required; and
		(See Signature Guarantees.)

	(4) any additional documentation which the Fund may deem necessary to insure a genuine redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund at Three Crown Center, 2440 Pershing Road, Suite G-15, Kansas City,
Missouri 64108. The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the fifth day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or, (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal five-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met.

Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs when converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the prospectus, and such valuation will be made as of the same time the redemption price is determined. Additional details are set forth in the "Statement of Additional Information."

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.
Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.
You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will continue until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
BETWEEN BABSON FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 30 days or more, and for which good payment has been received, for identically registered shares of any other Fund in the Babson Fund Group which is legally registered for sale in the state of residence of the investor, except Babson Enterprise Fund, Inc., provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged.

Effective at the close of business on January 31, 1992, the Directors of the Babson Enterprise Fund, Inc. took action to limit the offering of that Fund's shares. Babson Enterprise Fund, Inc. will not accept any new accounts, including IRAs and other retirement plans, until further notice, nor will Babson Enterprise Fund accept transfers from shareholders of other Babson Funds, who were not shareholders of record of Babson Enterprise Fund at the close of business on January 31, 1992. Investors may want to consider purchasing shares in Babson Enterprise Fund II, Inc. as an alternative.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph.
The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Babson Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Fund or Portfolio in the Babson Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc. Any such exchange will be based on the respective net asset values of the shares involved. Any exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.
Each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and its officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGEMENT AND INVESTMENT COUNSEL
Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1987, and acts as its manager and principal underwriter.
Pursuant to the current Management Agreement, Jones & Babson,
Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and therefore payable by the Fund, are fees for pricing services, custodian fees, taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the Securities and Exchange Commission and the Securities Departments of the various States, brokerage costs, dues, and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co. Inc. and Analytic
Systems, Inc. as its investment counsels to assist in the investment advisory function. David L. Babson & Co. Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. Analytic Systems, Inc. and James B. Cloonan, its principal owner, developed the concept of Shadow Stocks, will continually adapt the concept to current market conditions, and will carry out research relative to future investment applications. The costs of the services of David L. Babson & Co. Inc. and Analytic Systems, Inc. are included in the fee of Jones & Babson, Inc. The Management Agreement limits the liability of the manager and its investment counsels, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. Peter C. Schliemann and Roland W. Whitridge have been the co-managers of Shadow Stock
Fund since its inception in 1987. Mr. Schliemann joined David L. Babson & Co. in 1979 and has 26 years of investment management experience. Mr. Whitridge is a Chartered Financial Analyst.
He joined the Babson organization in 1974 and has 30 years investment management experience.


As compensation for the services provided by Jones
& Babson, the Fund pays Jones & Babson, Inc. a fee at the annual rate of one percent (1%) of its average daily net assets.
The annual fee charged by Jones & Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund. Yet, it compares favorably with these other advisers when all expenses to Fund shareholders are taken into account. The fee, from which Jones & Babson, Inc. pays David L. Babson & Co. Inc. a fee of 1/4 of one percent (.25%) of average daily total net assets, and Analytic Systems, Inc. a fee of 1/5 of one percent (.20%) of average daily total net assets, is computed daily and paid semimonthly. The total expenses of the Fund for the fiscal year ended June 30, 1995, amounted to 113/100 of one percent (1.13%) of the average net assets.


Certain officers and directors of the Fund are also officers or directors or both of other Babson Funds, Jones & Babson, Inc., David L. Babson & Co. Inc. or Analytic Systems, Inc.
Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.

David L. Babson & Co. Inc. is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson & Co. Inc., under the Investment Company Act of 1940.

Analytic Systems, Inc. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management.


The current Management Agreement between the Fund and Jones
& Babson, Inc., which includes the Investment Counsel
Agreements between Jones & Babson, Inc. and David L. Babson
& Co. Inc., and between Jones & Babson, Inc. and Analytic
Systems, Inc., will continue in effect until October 31, 1996, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Each Agreement provides that either party may terminate by giving the other 60 days written notice. The
Agreements terminate automatically if assigned by either party.


GENERAL INFORMATION AND HISTORY

The Fund, incorporated in Maryland on June 3, 1987, and has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. Non-cumulative voting _ These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund has an exclusive and perpetual license to use the name "Shadow Stock" in its name so long as Analytic Systems, Inc. or an affiliate thereof or of James B. Cloonan, acts as its investment counsel. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones
& Babson, Inc.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays dividends from net investment income, usually in June. Any capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend in June. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

The Fund has qualified and intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by the Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of the Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by the Fund as to federal tax status of dividends and distributions paid by the Fund. Such dividends and distributions may also be subject to state and local taxes. Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions.
You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

The Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, the Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior fiscal year. Dividends declared in December will be deemed to have been paid by the Fund and received by shareholders on the record date so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY.  PROSPECTIVE INVESTORS SHOULD CONSULT THEIR
OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF
AN INVESTMENT IN THE FUND.

SHAREHOLDER SERVICES

The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See "Telephone Investment Service."

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Babson Funds to an identically registered account in any other fund in the Babson
Group except Babson Enterprise Fund, Inc. according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic
Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Fund's manager, Jones &
Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Fund and its manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans - Jones & Babson, Inc. offers a defined contribution prototype plan - The Universal Retirement
Plan - which is suitable for all who are self-employed, including sole proprietors, partnerships, and corporations. The Universal
Prototype includes both money purchase pension and profit-sharing plan options.

Individual Retirement Accounts - Also available is an Individual Retirement Account (IRA). The IRA uses the IRS model form of plan and provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($2,250 if a spousal IRA is established), some or all of which may be deductible. Consult your tax adviser concerning the amount of the tax deduction, if any. Simplified Employee Pensions (SEPs) _ The Jones & Babson IRA may be used with IRS Form 5305-SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area
471-5200.

Shareholders may address written inquiries to the Fund at:

Shadow Stock Fund, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, MO 64108

AUDITORS
ARTHUR ANDERSEN LLP
Kansas City, Missouri

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG
Philadelphia, Pennsylvania
JOHN G. DYER
Kansas City, Missouri

CUSTODIAN
UMB BANK, n.a.
Kansas City, Missouri

TRANSFER AGENT
JONES & BABSON, INC.
Kansas City, Missouri

PART B

SHADOW STOCK FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION


October 31, 1995

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated October 31, 1995 To obtain the Prospectus please call the Fund toll free 1--800-4-BABSON or in the Kansas City area 471-5200.


TABLE OF CONTENTS

						    PAGE
Investment Objective and Policies
Portfolio Transactions
Investment Restrictions
Risk Factors Involving Repurchase Agreements
Performance Measures
How the Fund's Shares are Distributed
How Share Purchases are Handled
Redemption of Shares
Signature Guarantees
Management and Investment Counsel
How Share Price is Determined
Officers and Directors
Custodian
Independent Public Accountants
Other Jones & Babson Funds
Financial Statements

INVESTMENT OBJECTIVE AND
POLICIES

The following policies supplement the
Fund's investment objective and policies set forth in the Prospectus.

Although the Shadow Stock Fund
intends to invest its assets in Shadow
Stocks, if, in the judgment of the
Investment Counsel, extremely abnormal
conditions persist in the markets for such securities, management retains the authority to adopt a defensive posture by investing in debt securities, such as money market obligations, including securities of the U.S. Government and its agencies, high-quality commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for U.S.
Government securities.

Instead of investing in a particular stock on the buy list, in some cases the Fund may purchase the equivalent amount of securities convertible into the common stock, if in the judgment of the Investment
Counsel it is advantageous to the Fund to do so.

Fund transactions will be placed with a
view to receiving the best price and
execution.  The Fund does not intend to
solicit competitive bids on each
transaction. Since it is the policy of the Fund to invest in stocks of small companies, which are not as liquid as stocks of large companies, the Fund will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Investment Counsel will monitor the performance of brokers which effect transactions for the Fund to determine the impact that the Fund's trading has on the market prices of the securities in which it invests and check the rates of commission being paid by the Fund to brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Investment Counsel with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services and the Investment Counsel may knowingly pay commissions to such brokers that may be higher than another broker might charge, if in good faith the Investment Counsel determines that the commissions paid are reasonable in relation to the brokerage and research services provided.

The OTC companies eligible for
purchase by the Fund are among the most
thinly traded securities the Fund will buy or sell. Therefore, the Investment Counsel believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Investment
Counsel may place OTC buy and sell
orders with primary market makers, third market brokers or Instinet.

Although stocks held in the Fund's
portfolio are generally those that are least held by institutions, in some circumstances where the Fund seeks to acquire or dispose of portfolio securities, transactions with institutional holders through third market brokers will enable the Investment
Counsel to trade with other institutional holders directly on a net basis. This allows the Investment Counsel to sometimes trade larger blocks than would be possible by going through a single market maker.

Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Shadow
Stock Fund by trading through Instinet,
could pay a dealer spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) position on Instinet communicates to many (potentially all) market makers and institutions at once.
This can create a more complete picture of the market and thus increase the likelihood that the Fund can buy at the lowest possible price or sell at the highest possible price.

Money regularly flowing into the Fund
for investment is unlikely to be received in amounts required for an ideally weighted basket of stocks. As a result, shares will be purchased in efficient lot sizes so as to purchase first those stocks furthest below their ideal weight.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by Jones & Babson, Inc. pursuant to recommendations by
David L. Babson & Co. Inc.  Officers of
the Fund and Jones & Babson, Inc. are
generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities.

The Fund, in purchasing and selling
portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The
Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. Substantially all of the portfolio transactions are through brokerage firms which are members of the New York
Stock Exchange because usually the most
active market in the size of the Fund's
transactions and for the type of securities predominant in the Fund's portfolio is to be found there. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The
Fund normally will not pay a higher
commission rate to broker-dealers
providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services.
However, the Fund reserves the right to
do so within the principles set out in
Section 28(e) of the Securities Exchange
Act of 1934 when it appears that this
would be in the best interests of the
shareholders.

No commitment is made to any broker
or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business.
Allocation is reviewed regularly by both the Board of Directors of the Fund and Jones & Babson, Inc.

Since the Fund does not market its
shares through intermediary brokers or
dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agent in the purchase of the Fund's shares for their clients.

Research services furnished by broker-
dealers may be useful to the Fund manager and its investment counsel in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of its shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding.
Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective
and portfolio management policies set
forth in the Prospectus under the caption
"Investment Objective and Portfolio
Management Policy," the following
restrictions also may not be changed
without approval of the "holders of a
majority of the outstanding shares" of the Fund.

The Fund will not: (1) purchase the
securities of any one issuer, except the
United States government, if immediately
after and as a result of such purchase (a)
the value of the holdings of the Fund in the
securities of such issuer exceeds 5% of the
value of the Fund's total assets, or (b) the
Fund owns more than 10% of the
outstanding voting securities, or any other
class of securities, of such issuer;  (2)
engage in the purchase or sale of real
estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof;
(5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers
(other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or
(15) issue senior securities except for
those investment procedures permissible
under the Fund's other restrictions.

In addition to the fundamental
investment restrictions set out above, in order to comply with the law or regulations of various States, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange; (2) write put or call options; (3) invest in oil, gas and other mineral leases or arbitrage transactions; (4) purchase or sell real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities, including Rule 144(a) securities, of issuers which the company is restricted from selling to the public without registration under the Securities Act of 1933.

Certain States also require that the
Fund's investments in warrants which are not listed on the New York or American
Stock Exchange, valued at the lower of
cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American Stock Exchange.
Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation. In addition, the Fund has undertaken to the state of California to comply with the expense limitations set forth in Rule 260.140.84(a) of Title 10 of the California Administrative Code.

PERFORMANCE MEASURES

Total Return

The Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange
Commission.  The formula can be
expressed as follows:

P(1+T)n =       ERV

Where:  P       =       a hypothetical initial
payment of $1000

	T       =       average annual total return

	n       =       number of years



	ERV     =       Ending Redeemable
			Value of a hypothetical
			$1000 payment made at the
			beginning of the 1, 5, or 10
			years (or other) periods at
			the end of the 1,5, or 10
			years (or other) periods (or
			fractional portions thereof);


The table below shows the average total
return for the Fund for the specified
periods.

For the one year    7/1/94-6/30/95
	16.16%

For the five years  7/1/90-6/30/95
	11.10%

From commencement
of operations to 6/30/95*       6.61%
__________________________________

*       The Fund commenced operation on
	September 10, 1987.


HOW THE FUND'S SHARES
ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the
Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive
any fee or other compensation under the
distribution agreement which continues in effect until October 31, 1996, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's
Board of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole
distributor of the shares for the David L.
Babson Growth Fund, Inc., D.L. Babson
Bond Trust, D.L. Babson Money Market
Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout Regional Fund, Inc.,
Scout WorldWide Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc. and
Buffalo USA Global Fund, Inc.


HOW SHARE PURCHASES ARE
HANDLED

Each order accepted will be fully
invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-
to-date statement which provides the
details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.
A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase
are held by the Fund in open account,
thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB
Bank, n.a.

If an order to purchase shares must be
canceled due to non-payment, the
purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation.  To
recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole
discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal five-day
period by the Fund's Board of Directors
under the following conditions authorized by the Investment Company Act of 1940:
(1) for any period (a) during which the
New York Stock Exchange is closed,
other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted;
(2) for any period during which an
emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets;
or (3) for such other periods as the
Securities and Exchange Commission may
by order permit for the protection of the Fund's shareholders.

The Fund has elected to be governed by
Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How
Share Price is Determined" in the
Prospectus, and such valuation will be
made as of the same time the redemption
price is determined.

SIGNATURE GUARANTEES

Signature guarantees normally reduce
the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss.
Signature guarantees are required in
connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear
together with the signature(s) of the
registered owner(s), on:

 (1)    a written request for redemption,

(2)     a separate instrument of
assignment, which should specify
the total number of shares to be
redeemed (this "stock power" may
be obtained from the Fund or from
most banks or stock brokers), or

(3)     all stock certificates tendered for
redemption.

MANAGEMENT AND
INVESTMENT COUNSEL

As a part of the Management
Agreement, Jones & Babson, Inc. employs
at its own expense David L. Babson & Co.
Inc. and Analytic Systems, Inc. as its
investment counsels.  David L. Babson &
Co. Inc. also participates with Jones &
Babson in the management of nine Babson
no-load mutual funds.  David L. Babson &
Co. Inc. was founded in 1940 as a private investment research and counseling organization. On June 30, 1995, it became a wholly-owned subsidiary of
Massachusetts Mutual Life Insurance
Company.

The aggregate management fees paid to
Jones & Babson, Inc. during the most
recent fiscal year ended June 30, 1995,
from which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, was $344,518. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.


David L. Babson & Co. Inc. and
Analytic Systems, Inc. have experienced
investment analysis and research staffs
which eliminates the need for Jones &
Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of David L. Babson & Co.
Inc., and Analytic Systems, Inc., are
included in the services of Jones &
Babson, Inc. During the most recent fiscal year ended June 30, 1995, Jones &
Babson, Inc. paid David L. Babson & Co.
Inc. fees amounting to $86,130.  During
the most recent fiscal year ended June 30, 1995, Jones & Babson, Inc. paid Analytic
Systems, Inc. fees amounting to $68,904.


HOW SHARE PRICE IS
DETERMINED

The net asset value per share of the Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Year's Day  January 1
Presidents' Holiday     Third Monday
	in February
Good Friday     Friday before Easter
Memorial Day    Last Monday in
May
Independence Day        July 4
Labor Day       First Monday
	in September
Thanksgiving Day        Fourth Thursday
	in November
Christmas Day   December 25

OFFICERS AND DIRECTORS

The Fund is managed by Jones & Babson,
Inc. subject to the supervision and control of the Board of Directors. The following table lists the Officers and Directors of the Fund. Unless noted otherwise, the address of each Officer and Director is Three
Crown Center, 2440 Pershing Road, Suite
G-15, Kansas City, Missouri 64108.
Except as indicated, each has been an
employee of Jones & Babson, Inc. for
more than five years.

*       Larry D. Armel, President and
Director.
President and Director, Jones & Babson,
Inc., David L. Babson Growth Fund, Inc.,
D. L. Babson Money Market Fund, Inc.,
D. L. Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value
Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., Scout Stock
Fund, Inc. Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional
Fund, Inc., Scout WorldWide Fund, Inc.,
Buffalo Balanced Fund, Inc.; Buffalo
Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund,
Inc.; President and Trustee, D. L. Babson
Bond Trust.

Francis C. Rood, Director.
Retired, 6429 West 92nd Street, Overland
Park, Kansas 66212.  Formerly, Group
Vice President-Administration, Hallmark
Cards, Inc.; Director, David L. Babson
Growth Fund, Inc., D. L. Babson Money
Market Fund, Inc., D. L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II,
Inc., Babson Value Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.; Trustee,
D. L. Babson Bond Trust.

William H. Russell, Director.
Financial  consultant,  645  West  67th
Street, Kansas City, Missouri 64113;
previously Vice President, United
Telecommunications, Inc.; Director, David
L. Babson Growth Fund, Inc., D. L.
Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value
Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc.; Trustee, D. L.
Babson Bond Trust.

__________________________________

*       Directors who are interested persons as
that term is defined in the Investment
Company Act of 1940, as amended.

H. David Rybolt, Director.
Consultant, HDR Associates, P.O. Box
2468, Shawnee Mission, Kansas 66202;
Director, David L. Babson Growth Fund,
Inc., D.L. Babson Money Market Fund,
Inc., D.L. Babson Tax-Free Income Fund,
Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.; Trustee, D.L. Babson
Bond Trust.

P. Bradley Adams, Vice President and
Treasurer.
Vice President and Treasurer, Jones &
Babson, Inc., David L. Babson Growth
Fund, Inc., D.L. Babson Money Market
Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson
Bond Trust, Scout Stock Fund, Inc. Scout
Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout  Regional Fund, Inc.,
Scout WorldWide Fund, Inc., Buffalo
Balanced Fund, Inc.; Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.

Michael A. Brummel, Vice President,
Assistant Secretary and Assistant
Treasurer.
Vice President, Jones & Babson, Inc.,
David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L.
Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value
Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson
Bond Trust, Scout Stock Fund, Inc. Scout
Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout  Regional Fund, Inc.,
Scout WorldWide Fund, Inc., Buffalo
Balanced Fund, Inc.; Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.

Martin A. Cramer, Vice President and
Secretary.
Vice President and Secretary, Jones &
Babson, Inc., David L. Babson Growth
Fund, Inc., D.L. Babson Money Market
Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson
Bond Trust, Scout Stock Fund, Inc. Scout
Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout  Regional Fund, Inc.,
Scout WorldWide Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.

Peter C. Schliemann, Vice President -
Portfolio.
Executive Vice President and Director,
David L. Babson & Co. Inc., One
Memorial Drive, Cambridge,
Massachusetts 02142; Vice President-
Portfolio, Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc.

Roland W. Whitridge, Vice President -
Portfolio.
Senior Vice President and Director, David
L. Babson & Co. Inc., One Memorial
Drive, Cambridge, Massachusetts 02142;
Vice President-Portfolio, Babson Value
Fund, Inc.

None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones &
Babson, Inc. under the provisions of the Management Agreement.

Messrs. Rood, Russell and Rybolt have
no financial interest in, nor are they
affiliated with, either Jones & Babson, Inc.
or David L. Babson & Co. Inc.

The Audit Committee of the Board of
Directors is composed of Messrs. Rood,
Russell, and Rybolt.

The Officers and Directors of the Fund as a group own less than 1% of the Fund.

The Fund will not hold annual meetings
except as required by the Investment
Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25 percent of all the votes entitled to be cast at the meeting. The Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

The Fund's assets are held for
safekeeping by an independent custodian,
UMB Bank, n.a.  This means the bank,
rather than the Fund, has possession of the Fund's cash and securities. The custodian bank is not responsible for the Fund's investment management or administration.
But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the
Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There is no charge to the Fund.

INDEPENDENT PUBLIC
ACCOUNTANTS

The Fund's financial statements are
examined annually by independent public
accountants approved by the directors
each year, and in years in which an annual meeting is held the directors may submit their selection of independent public accountants to the shareholders for ratification. Arthur Andersen LLP, P.O.
Box 13406, Kansas City, Missouri 64199,
is the Fund's present independent public accountant.

Reports to shareholders will be
published at least semiannually.

OTHER JONES & BABSON FUNDS

The Fund is one of nine no-load funds
comprising the Babson Mutual Fund
Group managed by Jones & Babson, Inc.
in association with its investment counsel, David L. Babson & Co. Inc. The other funds are:

EQUITY FUNDS

DAVID L. BABSON GROWTH
FUND, INC. was organized in 1960
with the objective of long-term growth
of both capital and dividend income
through investment in the common
stocks of well-managed companies
which have a record of long-term above-
average growth of both earnings and
dividends.

BABSON ENTERPRISE FUND,
INC. was organized in 1983 with the
objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies with market capital of $15 million to $300 million at the time of purchase. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. This
Fund is currently closed to new
shareholders.

BABSON ENTERPRISE FUND II,
INC. was organized in 1991 with the
objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies which at the time of purchase are considered by the
Investment Adviser to be realistically
valued in the smaller company sector of
the market. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards.

BABSON VALUE FUND, INC. was
organized in 1984 with the objective of
long-term growth of capital and income
by investing in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets.

BABSON-STEWART IVORY
INTERNA-TIONAL FUND, INC. was
organized in 1987 with the objective of
seeking a favorable total return (from
market appreciation and income) by
investing primarily in a diversified
portfolio of equity securities (common
stocks and securities convertible into
common stocks) of established
companies whose primary business is
carried on outside the United States.

FIXED INCOME FUNDS

D.L. BABSON BOND TRUST was
organized in 1944, and has been
managed by Jones & Babson, Inc. since
1972, with the objective of a high level of current income and reasonable stability of principal. It offers two portfolios - Portfolio L and Portfolio S.
D. L. BABSON MONEY MARKET
FUND, INC. was organized in 1979 to
provide investors the opportunity to
manage their money over the short term
by investing in high-quality short-term
debt instruments for the purpose of
maximizing income to the extent
consistent with safety of principal and
maintenance of liquidity. It offers two portfolios - Prime and Federal. Money market funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that the funds will maintain a stable net asset value.

D. L. BABSON TAX-FREE
INCOME FUND, INC. was organized
in 1979 to provide shareholders the
highest level of regular income exempt
from federal income taxes consistent
with investing in quality municipal
securities. It offers three separate high-quality portfolios (including a money market portfolio) which vary as to average length of maturity. Income from the Tax-Free Money Market portfolio may be subject to state and local taxes, as well as the Alternative Minimum Tax.

A prospectus for any of the Funds may
be obtained from Jones & Babson, Inc.,
Three Crown Center, 2440 Pershing Road,
Suite G-15, Kansas City, Missouri 64108.

Jones & Babson, Inc. also sponsors and
manages six mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial
Corporation.  They are: Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout  Regional Fund,
Inc. and Scout WorldWide Fund, Inc.

Jones & Babson also sponsors and
manages the Buffalo Group of Mutual
Funds.  They are:  Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo
High Yield Income Fund, Inc. and Buffalo
USA Global Fund, Inc.

FINANCIAL STATEMENTS


The audited financial statements of the
Fund which are contained in the June 30, 1995 Annual Report to Shareholders, are incorporated herein by reference.

					PART C

				  OTHER INFORMATION

       Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

		 Herewith are all financial statements and exhibits filed as a part of this registration statement:

		 (a)  Financial Statements:

		      Included in Part A - Prospectus:

		      Per Share Capital and Income Changes

		      Included in Part B - Statement of Additional Information:

		      The audited financial statements contained in the most recent Annual Report to Shareholders of David L. Babson Growth Fund, Inc., are incorporated by reference into Part B. of this Registration
		      Statement.

		      Included in Part C - Other Information:

		      Consents of Independent Public Accountants
		      Arthur Andersen & Co.

		  (b) *(1)  Registrant   s Articles of Incorporation.

		      *(2)  Registrant   s Bylaws.

		       (3) Not applicable, because there is no voting trust agreement.

		      *(4) Specimen copy of each security to be issued by the registrant.

		      *(5)  (a)  Form of Management Agreement between
				 Jones & Babson, Inc. and the Registrant.

			    (b)  Form of Investment Counsel Agreement
				 between Jones & Babson, Inc. and David L.
				 Babson & Co. Inc.

			    (c)  Form of Investment Counsel Agreement
				 between Jones & Babson, Inc. and Analytic
				 Systems, Inc.

		      *(6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the
			    Registrant.

		       (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers.

		      *(8) Form of Custodian Agreement between Registrant and United Missouri Bank of Kansas City, N. A.

		       (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others.

		      (10)  Opinion and consent of counsel as to the
			    legality of the registrant   s securities being
			    registered. (To be supplied annually pursuant to Rule 24f-2 of the Investment Company Act of 1940.)

		      (11)  The consent of Arthur Andersen & Co.,
			    Independent Public Accountants.

		      (12)  Not applicable.

		     *(13) Letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

		     *(14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities.

		      (15)  Not applicable.

		     *(16)  Schedule for computation of performance
			    quotations.

		     *(17)  Copies of Powers of Attorney pursuant to Rule
			    402(c).

	*Previously filed and incorporated herein by reference.

	 Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
	REGISTRANT.

		  NONE

	Item 26.  NUMBER OF HOLDERS OF SECURITIES.

	The number of record holders of each class of securities of the Registrant as of October 20, 1995, is as follows:

			    (1)                           (2)
		       Title of class          Number of Record Holders

		  Common Stock $1.00 par value            2,836

	Item 27.  INDEMNIFICATION.

		  Under the terms of the Maryland General Corporation Law and
		  the company   s By-laws, the company shall indemnify any
		  person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

		   (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither
		  interested persons      of the company as defined in Section
		  2(a)(19) of the 1940 Act, nor parties to the proceedings, or

		  (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

		  No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

	Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

	The principal business of Jones & Babson, Inc. is the management of the Babson family of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors.

	The principal business of David L. Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients. It supervises assets in excess of $3,000,000,000.

	Item 29.  PRINCIPAL UNDERWRITERS.

		  (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Value Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson-Stewart Ivory International Fund, Inc., UMB Stock Fund, Inc., UMB Bond Fund, Inc., UMB Money Market Fund, Inc., UMB Tax-Free Money Market Fund, Inc., UMB Heartland Fund, Inc., and UMB WorldWide Fund, Inc.

		  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

	Name and Principal  Position and Offices   Positions and Offices
	_Business Address_  __with Underwriter__   ___with Registrant___

	Stephen S. Soden        Chairman and Director          None
	BMA Tower
	One Penn Valley Park
	Kansas City, MO   64141

	Larry D. Armel           President and Director        President and
	Three Crown Center                                     Director
	2440 Pershing Road
	Kansas City, MO 64108

	Giorgio Balzer           Director                      None
	BMA Tower
	One Penn Valley Park
	Kansas City, MO   64141

	J. William Sayler        Director                      None
	BMA Tower
	One Penn Valley Park
	Kansas City, MO   64141

	Edward S. Ritter         Director                      None
	BMA Tower
	One Penn Valley Park
	Kansas City, MO   64141

	Robert N. Sawyer         Director                      None
	BMA Tower
	One Penn Valley Park
	Kansas City, MO   64141

	Vernon W. Voorhees       Director                      None
	BMA Tower
	One Penn Valley Park
	Kansas City, MO   64141

	P. Bradley Adam          Vice President                Vice President
	Three Crown Center       and Treasurer                 and Treasurer
	2440 Pershing Road, G-15
	Kanasas City, Missouri  64108

	Michael A Brummel        Vice President                Vice President
	Three Crown Center
	2440 Pershing Road, G-15
	Kanasas City, Missouri  64108

	Ruth Evans               Vice President            Vice President
	Three Crown Center
	2440 Pershing Road, G-15
	Kanasas City, Missouri  64108

	Martin A. Cramer         Vice President            Vice President
	Three Crown Center       and Secretary             and Secretary
	2440 Pershing Road, G-15
	Kanasas City, Missouri  64108

	(c) The principal underwriter does not receive any remuneration or compansation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

	Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

		  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

	Item 31.  MANAGEMENT SERVICES.

		  All management services are covered in the management agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

	Item 32.  DISTRIBUTION EXPENSES.

		  Not applicable.

	Item 33.  UNDERTAKINGS.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

				      SHADOW STOCK FUND, INC.
					     (Registrant)

				  By  Larry D. Armel
				     (Larry D. Armel, President)

	Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel          President, Principal            October 26, 1995
Larry D. Armel          Executive Officer, and Director

H. David Rybolt         Director                        October 26, 1995
H. David Rybolt*


William H. Russell      Director                        October 26, 1995
William H. Russell*

Francis C. Rood         Director                        October 26, 1995
Francis C. Rood*

P. Bradley Adams        Treasurer and Principal         October 26, 1995
P. Bradley Adams        Financial and Accounting Officer

			    *Signed pursuant to Power of Attorney

			     By Larry D. Armel
				Attorney-in Fact

REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer    Attorney                                October 26, 1995
John G. Dyer



ARTHUR ANDERSEN LLP

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation by reference of our report dated August 4, 1995, included in the Shadow Stock Fund, Inc.'s Annual Report for the year ended June 30, 1995 (and all references to our Firm) included in or made a part of this Post-effective Amendment No. 12 to the Registration Statement File No. 2-79132 under the Securities Act of 1933 and Amendment No. 14 to the Registration Statement File No. 811-3558 under the Investment Company Act of 1940 on Form N-1A.

                                           Arthur Andersen LLP

Kansas City, Missouri,
October 25, 1995